Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2021
Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000315774
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

DF DENT PREMIER GROWTH FUND

DF DENT MIDCAP GROWTH FUND

DF DENT SMALL CAP GROWTH FUND (the “Funds”)

Supplement dated June 25, 2021 to the Prospectus dated November 1, 2020

1.	The Shareholder Fees table for the DF Dent Premier Growth Fund on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee (as a percentage of amount redeemed, if applicable)	None

2.	The Shareholder Fees table for the DF Dent Midcap Growth Fund on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee (as a percentage of amount redeemed, if applicable)	None

3.	The Shareholder Fees table for the DF Dent Small Cap Growth Fund on page 18 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee (as a percentage of amount redeemed, if applicable)	None

4.	The section entitled “Limitations on Frequent Purchases” beginning on page 55 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Limitations on Frequent Purchases. The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Funds’ policy to discourage short-term trading. Frequent trading in a Fund, such as traders seeking short-term profits from market momentum, time zone arbitrage and other short-term trading strategies may interfere with the management of a Fund’s portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders. The Funds do not permit short-term trading and will not knowingly accommodate trading in Fund shares in violation of these policies.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a predetermined period of time. If frequent trading trends are detected, an appropriate course of action may be taken. The Funds have broad authority to take discretionary action against market timers and against particular trades. Each Fund reserves the right to cancel, restrict or reject without any prior notice, any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment.

Because each Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in such accounts may be limited.

The investment in securities of small capitalization or mid-capitalization companies may make a Fund more susceptible to short-term trading, as shareholders may try to capitalize on the market volatility of such securities and the effect of the volatility on the value of Fund shares.

5.	The section entitled “Redemption Fee” beginning on page 59 of the Prospectus is hereby deleted in its entirety.

DF Dent Premier Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The Shareholder Fees table for the DF Dent Premier Growth Fund on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
DF Dent Midcap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
2.	The Shareholder Fees table for the DF Dent Midcap Growth Fund on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
DF Dent Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
3.	The Shareholder Fees table for the DF Dent Small Cap Growth Fund on page 18 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none